Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

21. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	3,152	14	2
Advances to suppliers	3,621	1,050	152
Amounts due from affiliates and subsidiaries	80,640	97,639	14,157
Other current assets	110	—	—
Total current assets	87,523	98,703	14,311
Non-current assets:
Investments in subsidiaries	(59,917)	(104,633)	(15,170)
TOTAL ASSETS	27,606	(5,930)	(859)

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Short-term debts	27,859	15	3
Amounts due to related parties	1,347	2,107	305
Accrued expenses and other current liabilities	2,899	5,624	815
Total liabilities	32,105	7,746	1,123

Shareholders’ (deficit) equity:
Class A Ordinary shares (US$0.01 par value per share; 2,400,000,000 shares authorized, 16,604,402 and 79,536,589 shares issued and 16,604,402 and 67,044,306 outstanding as of December 31, 2021 and 2022, respectively)	1,096	5,494	797
Class B Ordinary shares (US$0.01 par value per share; 30,000,000 authorized, 2,773,100 and 3,573,100 shares issued and outstanding as of December 31, 2021 and 2022)	185	240	35
Treasury shares	—	(11,003)	(1,595)
Additional paid-in capital	465,334	564,869	81,898
Accumulated deficit	(475,646)	(577,539)	(83,735)
Accumulated other comprehensive income	4,532	4,263	618
Total shareholders’ deficit	(4,499)	(13,676)	(1,982)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	27,606	(5,930)	(859)

Condensed statements of operations and comprehensive loss

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating loss:
Selling and marketing expenses	(3,922)	(6,380)	(3,472)	(503)
Research and development expenses	(4,800)	(8,893)	(5,196)	(753)
General and administrative expenses	(33,499)	(48,328)	(45,233)	(6,558)

Loss from operations	(42,221)	(63,601)	(53,901)	(7,814)
Interest expense, net	(393)	(3,737)	(33)	(5)
Other (expense) income, net	(692)	214	(823)	(119)
Change in fair value of convertible debt	6,630	(9,073)	144	21
Share of losses of subsidiaries	(43,799)	(42,498)	(47,280)	(6,855)

Loss before income taxes and net loss	(80,475)	(118,695)	(101,893)	(14,772)

Other comprehensive income, net of tax
— Fair value change relating to Company’s own credit risk on convertible loan	(108)	—	—	—
— Foreign currency translation adjustment	2,793	(263)	(269)	(39)
Total comprehensive loss	(77,790)	(118,958)	(102,162)	(14,811)

Condensed statements of cash flows

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(65,043)	(33,402)	(34,498)	(5,000)
Net cash used in investing activities	(79,461)	(31,315)	(17,706)	(2,567)
Net cash provided by financing activities	144,408	68,001	49,807	7,222
Effect of exchange rate changes on cash and cash equivalents	120	(200)	(741)	(110)
Net increase (decrease) in cash and cash equivalents	24	3,084	(3,138)	(455)
Cash and cash equivalents at beginning of year	44	68	3,152	457
Cash and cash equivalents at end of year	68	3,152	14	2